EXPLORATION EXPENDITURES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Total	$ 2,761	$ 566	$ 7,128	$ 2,962	$ 4,719	$ 18,051
Technical Studies and Engineering [Member]
Total	1,994	215	3,982	1,878	2,671	5,892
Field Management and Other [Member]
Total	371	275	1,004	668	940	1,791
Drilling [Member]
Total				197	197	4,976
Metallurgical Development [Member]
Total	366	68	2,057	178	844	4,506
Geologists and Field Staff [Member]
Total	$ 30	$ 8	$ 85	$ 41	$ 67	$ 886